ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		6 Months Ended
	Apr. 28, 2018	Jun. 30, 2021	Jun. 15, 2021
Mingda Beijing (WFOE) | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held			8.00%
MDJM UK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Initial fund received		$ 3,100,000
MDJM UK [Member] | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held			51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Equity interests held			41.00%
Tianjin Mingdajiahe Real Estate Co., Ltd. | Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Tianjin Mingdajiahe Real Estate Co., Ltd. | Mingda Beijing (WFOE) | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%